INVENTORIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories Abstract
Cost of sales	$ 7,962,843	$ 7,441,849	$ 6,967,037